Income taxes - Settlement program (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) installment	Dec. 31, 2016 USD ($)
Income taxes
Income tax and social contribution settlement liability	$ 5,375	$ 5,419
Current income tax and social contribution settlement liability	485	458
Non-current income tax and social contribution settlement liability	$ 4,890	$ 4,961
Remaining monthly installments of settlement liability | installment	130
SELIC rate (in percentage)	7.00%	13.75%